Trade Receivables, Net (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Total trade receivables, Amount	$ 541,064	$ 2,090
Total trade receivables, Rate	100.00%
Total trade receivables, Not past due	$ 372,059
Past Due 1-30 Days [Member]
Total trade receivables, past due	76,670
Past due 30 days [Member]
Total trade receivables, past due	92,335
Customer A [Member]
Total trade receivables, Amount	$ 46,310
Total trade receivables, Rate	8.56%
Total trade receivables, Not past due	$ 46,310
Customer A [Member] | Past Due 1-30 Days [Member]
Total trade receivables, past due
Customer A [Member] | Past due 30 days [Member]
Total trade receivables, past due
Customer B [Member]
Total trade receivables, Amount	$ 40,308
Total trade receivables, Rate	7.45%
Total trade receivables, Not past due	$ 7,426
Customer B [Member] | Past Due 1-30 Days [Member]
Total trade receivables, past due
Customer B [Member] | Past due 30 days [Member]
Total trade receivables, past due	32,882
Customer C [Member]
Total trade receivables, Amount	$ 17,095
Total trade receivables, Rate	3.16%
Total trade receivables, Not past due	$ 12,370
Customer C [Member] | Past Due 1-30 Days [Member]
Total trade receivables, past due	4,725
Customer C [Member] | Past due 30 days [Member]
Total trade receivables, past due